Suppliers and contractors (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of suppliers and contractors

	Notes	June 30, 2024	December 31, 2023
Third parties – Brazil		2,759	3,461
Third parties – Abroad		1,748	1,653
Related parties	29(b)	262	158
Total		4,769	5,272